Intangible Assets, net - Expected Amortization Expense on Intangible Assets (Details) $ in Millions	Dec. 31, 2024 USD ($)
Expected amortization expense for next five years
2025	$ 27
2026	20
2027	13
2028	7
2029	4
Finite lived intangible assets amortization expense, years one through five	$ 71